Financial Information of Colony Bankcorp, Inc (Parent Only) (Tables)	12 Months Ended
Dec. 31, 2014
Financial Information of Colony Bankcorp, Inc. (Parent Only) [Abstract]
Balance Sheets
COLONY BANKCORP, INC. (PARENT ONLY)
BALANCE SHEETS
DECEMBER 31

ASSETS

	2014	2013

Cash	$5,750,652	$1,422,289
Premises and Equipment, Net	1,199,639	1,272,965
Investment in Subsidiary, at Equity	115,066,948	114,559,866
Other	1,708,380	1,221,285

Total Assets	$123,725,619	$118,476,405

LIABILITIES AND STOCKHOLDERS’ EQUITY

Liabilities
Dividends Payable	$315,000	$3,119,146
Other	154,307	1,174,020

	469,307	4,293,166

Subordinated Debt	24,229,000	24,229,000

Stockholders’ Equity
Preferred Stock, Stated Value $1,000; Authorized 10,000,000 Shares, Issued 28,000 Shares	28,000,000	28,000,000
Common Stock, Par Value $1; Authorized 20,000,000 Shares, Issued 8,439,258 Shares as of December 31, 2014 and 2013	8,439,258	8,439,258
Paid-In Capital	29,145,094	29,145,094
Retained Earnings	38,287,934	33,444,913
Accumulated Other Comprehensive Loss, Net of Tax	(4,844,974)	(9,075,026)

	99,027,312	89,954,239

Total Liabilities and Stockholders’ Equity	$123,725,619	$118,476,405

Statements of Operations
COLONY BANKCORP, INC. (PARENT ONLY)
STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31

	2014	2013	2012

Income
Dividends from Subsidiary	$12,015,572	$1,515,549	$17,372
Management Fees	581,334	581,334	590,422
Other	100,269	96,953	101,397

	$12,697,175	2,193,836	709,191

Expenses
Interest	517,381	516,641	554,004
Amortization	938	2,250	2,250
Salaries and Employee Benefits	782,152	748,149	735,919
Other	538,847	543,139	558,151

	1,839,318	1,810,179	1,850,324

Income (Loss) Before Taxes and Equity in Undistributed Earnings of Subsidiary	10,857,857	383,657	(1,141,133)

Income Tax Benefits	396,738	406,518	365,691

Income (Loss) Before Equity in Undistributed Earnings of Subsidiary	11,254,595	790,175	(775,442)

Equity in Undistributed Earnings of Subsidiary	(3,722,970)	3,838,870	3,416,740

Net Income	7,531,625	4,629,045	2,641,298
Preferred Stock Dividends	2,688,604	1,508,761	1,435,385

Net Income Available to Common Stockholders	$4,843,021	$3,120,284	$1,205,913

Statements of Comprehensive Income (Loss)
COLONY BANKCORP, INC. AND SUBSIDIARY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
FOR THE YEARS ENDED DECEMBER 31

	2014	2013	2012

Net Income	$7,531,625	$4,629,045	$2,641,298

Other Comprehensive Income (Loss)

Gains (Losses) on Securities Arising During the Year	6,432,906	(13,886,854)	(283,076)
Tax Effect	(2,187,189)	4,721,531	96,246

Realized Gains (Losses) on Sale of AFS Securities	(23,735)	(2,819)	(2,897,032)
Tax Effect	8,070	959	984,991

Impairment Loss on Securities	-	366,623	59,568
Tax Effect	-	(124,652)	(20,253)

Change in Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	4,230,052	(8,925,212)	(2,059,556)

Comprehensive Income (Loss)	$11,761,677	$(4,296,167)	$581,742

Statements of Cash Flows
COLONY BANKCORP, INC. (PARENT ONLY)
STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31

	2014	2013	2012

Cash Flows from Operating Activities
Net Income	$7,531,625	$4,629,045	$2,641,298
Adjustments to Reconcile Net Income to Net Cash Provided (Used) by Operating Activities
Depreciation and Amortization	75,347	80,711	93,427
Equity in Undistributed Earnings of Subsidiary	3,722,970	(3,838,870)	(3,416,740)
Change in Interest Payable	(1,069,695)	516,641	529,922
Other	(437,115)	(390,962)	(405,379)

	9,823,132	996,565	(557,472)

Cash Flows from Investing Activities
Purchases of Premises and Equipment	(2,020)	(68,708)	-

Cash Flows from Financing Activities
Dividends Paid on Preferred Stock	(5,492,749)	-	-

Increase (Decrease) in Cash	4,328,363	927,857	(557,472)

Cash, Beginning	1,422,289	494,432	1,051,904

Cash, Ending	$5,750,652	$1,422,289	$494,432